Loans (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loan balances at March 31, 2023, and December 31, 2022, by portfolio segment were as follows (in thousands):

	March 31, 2023	December 31, 2022
Commercial real estate	$1,154,210	$1,109,315
Owner-occupied commercial real estate	125,657	127,114
Acquisition, construction & development	99,886	94,450
Commercial & industrial	50,101	53,514
Single family residential (1-4 units)	518,775	499,362
Consumer non-real estate and other	3,109	3,466
	1,951,738	1,887,221
Allowance for credit losses	(25,704)	(21,039)
Loans, net	$1,926,034	$1,866,182

Loan balances at June 30, 2023, and December 31, 2022, by portfolio segment were as follows (in thousands):

	June 30, 2023	December 31, 2022
Commercial real estate	$1,198,840	$1,109,315
Owner-occupied commercial real estate	124,466	127,114
Acquisition, construction & development	92,730	94,450
Commercial & industrial	59,142	53,514
Single family residential (1-4 units)	522,944	499,362
Consumer non-real estate and other	2,847	3,466
	2,000,969	1,887,221
Allowance for credit losses	(25,919)	(21,039)
Loans, net	$1,975,050	$1,866,182

Loans at year-end by portfolio segment were as follows (in thousands):

	2022	2021
Commercial real estate	$1,109,315	$1,031,641
Owner-occupied commercial real estate	127,114	125,613
Acquisition, construction & development	94,450	109,518
Commercial & industrial	53,514	58,818
Single family residential (1-4 units)	499,362	415,594
Consumer non-real estate and other	3,466	3,889
	1,887,221	1,745,073
Allowance for loan losses	(21,039)	(31,709)
Loans, net	$1,866,182	$1,713,364

Financing Receivable, Allowance for Credit Loss
The following table presents the activity in the ACL, including the impact of the adoption of CECL, for the three months ended March 31, 2023, and the activity for the allowance for loan losses for the three months ended March 31, 2022 (in thousands).

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & Industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
Three months ended
March 31, 2023
Beginning balance, prior to adoption of CECL	$15,477	$635	$2,082	$438	$2,379	$28	$—	$21,039
Impact of the adoption of CECL	2,686	(6)	(640)	237	1,661	187	—	4,125
Provision for (recapture of) credit losses	218	(73)	410	25	(13)	(44)	—	523
Charge-offs	—	—	—	—	—	(17)	—	(17)
Recoveries	28	—	—	—	3	3	—	34
Balance, end of period	$18,409	$556	$1,852	$700	$4,030	$157	$—	$25,704

March 31, 2022
Balance, beginning of period	$25,112	$611	$2,189	$165	$2,434	$18	$1,180	$31,709
Provision for (recapture of) loan losses	(2,321)	52	127	(32)	(1,030)	15	551	(2,638)
Charge-offs	(21)	—	—	(20)	—	(28)	—	(69)
Recoveries	3	—	—	—	47	9	—	59
Balance, end of period	$22,773	$663	$2,316	$113	$1,451	$14	$1,731	$29,061

The following tables presents the activity in the ACL, including the impact of the adoption of CECL, for the three months and six months ended June 30, 2023, and the activity for the allowance for loan losses for the three months and six months ended June 30, 2022 (in thousands).

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & Industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
Three months ended
June 30, 2023
Balance, beginning of period	$18,409	$556	$1,852	$700	$4,030	$157	$—	$25,704
Provision for (recapture of) credit losses	227	163	(533)	(59)	487	25	—	310
Charge-offs	—	—	—	(29)	—	(75)	—	(104)
Recoveries	3	—	—	—	3	3	—	9
Balance, end of period	$18,639	$719	$1,319	$612	$4,520	$110	$—	$25,919

June 30, 2022
Balance, beginning of period	$22,773	$663	$2,316	$113	$1,451	$14	$1,731	$29,061
Provision for (recapture of) loan losses	(3,968)	61	1,291	101	(49)	26	—	(2,538)
Charge-offs	(3,261)	—	—	—	—	(27)	—	(3,288)
Recoveries	4	—	—	—	117	6	—	127
Balance, end of period	$15,548	$724	$3,607	$214	$1,519	$19	$1,731	$23,362

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
Six months ended
June 30, 2023
Beginning balance, prior to adoption of CECL	$15,477	$635	$2,082	$438	$2,379	$28	$—	$21,039
Impact of the adoption of CECL	2,686	(6)	(640)	237	1,661	187	—	4,125
Provision for (recapture of) credit losses	445	90	(123)	(34)	474	(19)	—	833
Charge-offs	—	—	—	(29)	—	(92)	—	(121)
Recoveries	31	—	—	—	6	6	—	43
Balance, end of period	$18,639	$719	$1,319	$612	$4,520	$110	$—	$25,919

June 30, 2022
Balance, beginning of period	$25,112	$611	$2,189	$165	$2,434	$18	$1,180	$31,709
Provision for (recapture of) loan losses	(6,289)	113	1,418	69	(1,079)	41	551	(5,176)
Charge-offs	(3,282)	—	—	(20)	—	(55)	—	(3,357)
Recoveries	7	—	—	—	164	15	—	186
Balance, end of period	$15,548	$724	$3,607	$214	$1,519	$19	$1,731	$23,362

The following table presents the activity in the allowance for loan losses by portfolio segment for each of the years ending December 31, 2022, 2021, and 2020 (in thousands):

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Total
December 31, 2022
Allowance for loan losses
Beginning balance	$25,112	$611	$3,369	$160	$2,434	$23	$31,709
Provision for (recapture of) loan losses	(6,391)	24	(1,287)	298	(239)	129	(7,466)
Loans charged-off	(3,282)	—	—	(20)	—	(148)	(3,450)
Recoveries	38	—	—	—	184	24	246
Total ending allowance balance	$15,477	$635	$2,082	$438	$2,379	$28	$21,039

December 31, 2021
Allowance for loan losses
Beginning balance	$23,356	$1,196	$4,255	$68	$3,757	$65	$32,697
Provision for (recapture of) loan losses	1,870	(602)	(886)	72	(1,490)	34	(1,002)
Loans charged-off	(127)	—	—	—	(16)	(99)	(242)
Recoveries	13	17	—	20	183	23	256
Total ending allowance balance	$25,112	$611	$3,369	$160	$2,434	$23	$31,709

December 31, 2020
Allowance for loan losses
Beginning balance	$11,396	$2,310	$1,697	$5,952	$2,791	$55	$24,201
Provision for (recapture of) loan losses	11,946	(1,114)	2,558	(1,752)	945	65	12,648
Loans charged-off	—	—	—	(5,858)	(44)	(94)	(5,996)
Recoveries	14	—	—	1,726	65	39	1,844
Total ending allowance balance	$23,356	$1,196	$4,255	$68	$3,757	$65	$32,697
The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method (individually or collectively evaluated for impairment) as of December 31, 2022 and 2021 (in thousands):

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Total
December 31, 2022
Allowance for loan losses
Individually evaluated for impairment	$41	$102	$—	$—	$96	$—	$239
Collectively evaluated for impairment	15,436	533	2,082	438	2,283	28	20,800
Total ending allowance balance	$15,477	$635	$2,082	$438	$2,379	$28	$21,039

Loan balance:
Individually evaluated for impairment	$331	$2,580	$—	$—	$6,158	$—	$9,069
Collectively evaluated for impairment	1,108,984	124,534	94,450	53,514	493,204	3,466	1,878,152
Total ending loan balance	$1,109,315	$127,114	$94,450	$53,514	$499,362	$3,466	$1,887,221

December 31, 2021
Allowance for loan losses
Individually evaluated for impairment	$7,558	$14	$—	$—	$107	$—	$7,679
Collectively evaluated for impairment	17,554	597	3,369	160	2,327	23	24,030
Total ending allowance balance	$25,112	$611	$3,369	$160	$2,434	$23	$31,709

Loan balance:
Individually evaluated for impairment	$20,110	$2,843	$—	$—	$7,831	$—	$30,784
Collectively evaluated for impairment	1,011,531	122,770	109,518	58,818	407,763	3,889	1,714,289
Total ending loan balance	$1,031,641	$125,613	$109,518	$58,818	$415,594	$3,889	$1,745,073

Impaired Financing Receivables
The information presented in the table below is not required for periods after the adoption of CECL. The following table summarizes the allowance for loan losses and the recorded investment in loans by portfolio segment and based on the impairment method (individually or collectively evaluated for impairment) as of December 31, 2022 (in thousands):

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & Industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
December 31, 2022
Allowance for loan losses
Individually evaluated for impairment	$41	$102	$—	$—	$96	$—	$—	$239
Collectively evaluated for impairment	15,436	533	2,082	438	2,283	28	—	20,800
Total ending allowance balance	$15,477	$635	$2,082	$438	$2,379	$28	$—	$21,039

Loan balance:
Individually evaluated for impairment	$331	$2,580	$—	$—	$6,158	$—	$—	$9,069
Collectively evaluated for impairment	1,108,984	124,534	94,450	53,514	493,204	3,466	—	1,878,152
Total ending loan balance	$1,109,315	$127,114	$94,450	$53,514	$499,362	$3,466	$—	$1,887,221
The following table presents information related to impaired loans (in thousands) by portfolio segment as of December 31, 2022:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized (1)
December 31, 2022
With no related allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	1,184	1,394	—	1,291	97
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	5,151	5,576	—	5,131	213
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$6,335	$6,970	$—	$6,422	$310

With an allowance recorded:
Commercial real estate	$331	$331	$41	$350	$23
Owner-occupied commercial real estate	1,397	1,397	102	1,420	74
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	1,007	1,141	96	1,033	57
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$2,735	$2,869	$239	$2,803	$154
.
__________________
(1)Cash basis interest income recognized approximates interest income recognized shown as of the twelve months ended December 31, 2022.
The following tables present information about collateral dependent loans that were individually evaluated for purposes of determining the ACL as of March 31, 2023 (in thousands):

	Collateral Dependent Loans
	With Allowance		With No Related Allowance	Total
	Amortized Cost	Related Allowance	Amortized Cost	Amortized Cost	Related Allowance
March 31, 2023
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	—	—	1,121	1,121	—
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	—	—	3,329	3,329	—
Consumer non-real estate and other	—	—	—	—	—
Total	$—	$—	$4,450	$4,450	$—
The information presented in the table below is not required for periods after the adoption of CECL. The following table summarizes the allowance for loan losses and the recorded investment in loans by portfolio segment and based on the impairment method (individually or collectively evaluated for impairment) as of December 31, 2022 (in thousands):

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
December 31, 2022
Allowance for loan losses
Individually evaluated for impairment	$41	$102	$—	$—	$96	$—	$—	$239
Collectively evaluated for impairment	15,436	533	2,082	438	2,283	28	—	20,800
Total ending allowance balance	$15,477	$635	$2,082	$438	$2,379	$28	$—	$21,039

Loan balance:
Individually evaluated for impairment	$331	$2,580	$—	$—	$6,158	$—	$—	$9,069
Collectively evaluated for impairment	1,108,984	124,534	94,450	53,514	493,204	3,466	—	1,878,152
Total ending loan balance	$1,109,315	$127,114	$94,450	$53,514	$499,362	$3,466	$—	$1,887,221
The following table presents information related to impaired loans (in thousands) by portfolio segment as of December 31, 2022:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized (1)
December 31, 2022
With no related allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	1,184	1,394	—	1,291	97
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	5,151	5,576	—	5,131	213
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$6,335	$6,970	$—	$6,422	$310

With an allowance recorded:
Commercial real estate	$331	$331	$41	$350	$23
Owner-occupied commercial real estate	1,397	1,397	102	1,420	74
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	1,007	1,141	96	1,033	57
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$2,735	$2,869	$239	$2,803	$154
__________________
(1)Cash basis interest income recognized approximates interest income recognized shown as of the twelve months ended December 31, 2022.
The following tables present information about collateral-dependent loans that were individually evaluated for purposes of determining the ACL as of June 30, 2023 (in thousands):

	Collateral-Dependent Loans
	With Allowance		With No Related Allowance	Total
	Amortized Cost	Related Allowance	Amortized Cost	Amortized Cost	Related Allowance
June 30, 2023
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	—	—	1,066	1,066	—
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	—	—	2,670	2,670	—
Consumer non-real estate and other	—	—	—	—	—
Total	$—	$—	$3,736	$3,736	$—

The following table presents information related to impaired loans (in thousands) by portfolio segment as of December 31, 2022 and 2021:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized (1)
December 31, 2022
With no related allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	1,184	1,394	—	1,291	97

Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	5,151	5,576	—	5,131	213
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$6,335	$6,970	$—	$6,422	$310

With an allowance recorded:
Commercial real estate	$331	$331	$41	$350	$23
Owner-occupied commercial real estate	1,397	1,397	102	1,420	74
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	1,007	1,141	96	1,033	57
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$2,735	$2,869	$239	$2,803	$154

December 31, 2021
With no related allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	2,327	2,460	—	2,437	129
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	5,673	6,230	—	5,848	245
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$8,000	$8,690	$—	$8,285	$374

With an allowance recorded:
Commercial real estate	$20,110	$20,236	$7,558	$20,130	$30
Owner-occupied commercial real estate	516	516	14	530	32
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—		—
Single family residential (1-4 units)	2,159	2,285	107	2,203	122
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$22,785	$23,037	$7,679	$22,863	$184
__________________
(1)Cash basis interest income recognized approximates interest income recognized as of December 31, 2022 and 2021.

Financing Receivable, Past Due
The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. The following table presents the aging of the recorded investment in past due loans as of March 31, 2023, and December 31, 2022, by portfolio segment (in thousands):

	March 31, 2023
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$2,075	$—	$2,075	$1,152,135	$1,154,210	$—	$—
Owner-occupied commercial real estate	—	—	—	—	125,657	125,657	—	1,121
Acquisition, construction & development	—	—	—	—	99,886	99,886	—	—
Commercial & industrial	—	31	—	31	50,070	50,101	—	—
Single family residential (1-4 units)	1,515	—	328	1,843	516,932	518,775	—	2,125
Consumer non-real estate and other	—	—	—	—	3,109	3,109	—	—
Total	$1,515	$2,106	$328	$3,949	$1,947,789	$1,951,738	$—	$3,246

	December 31, 2022
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$—	$—	$1,109,315	$1,109,315	$—	$—
Owner-occupied commercial real estate	—	—	—	—	127,114	127,114	—	1,184
Acquisition, construction & development	—	—	—	—	94,450	94,450	—	—
Commercial & industrial	—	—	—	—	53,514	53,514	—	—
Single family residential (1-4 units)	1,403	154	546	2,103	497,259	499,362	—	4,313
Consumer non-real estate and other	—	4	—	4	3,462	3,466	—	—
Total	$1,403	$158	$546	$2,107	$1,885,114	$1,887,221	$—	$5,497
The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. The following table presents the aging of the recorded investment in past due loans as of June 30, 2023, and December 31, 2022, by portfolio segment (in thousands):

	June 30, 2023
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$—	$—	$1,198,840	$1,198,840	$—	$—
Owner-occupied commercial real estate	873	—	673	1,546	122,920	124,466	—	1,066
Acquisition, construction & development	—	—	—	—	92,730	92,730	—	—
Commercial & industrial	—	—	—	—	59,142	59,142	—	—
Single family residential (1-4 units)	146	—	61	207	522,737	522,944	—	1,857
Consumer non-real estate and other	42	—	—	42	2,805	2,847	—	—
Total	$1,061	$—	$734	$1,795	$1,999,174	$2,000,969	$—	$2,923

	December 31, 2022
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$—	$—	$1,109,315	$1,109,315	$—	$—
Owner-occupied commercial real estate	—	—	—	—	127,114	127,114	—	1,184
Acquisition, construction & development	—	—	—	—	94,450	94,450	—	—
Commercial & industrial	—	—	—	—	53,514	53,514	—	—
Single family residential (1-4 units)	1,403	154	546	2,103	497,259	499,362	—	4,313
Consumer non-real estate and other	—	4	—	4	3,462	3,466	—	—
Total	$1,403	$158	$546	$2,107	$1,885,114	$1,887,221	$—	$5,497

The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. The following table presents the aging of the recorded investment in past due loans as of December 31, 2022 and 2021 by portfolio segment:
Aging and Nonaccrual Loans (in thousands):

	December 31, 2022
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$—	$—	$1,109,315	$1,109,315	$—	$—
Owner-occupied commercial real estate	—	—	—	—	127,114	127,114	—	1,184
Acquisition, construction & development	—	—	—	—	94,450	94,450	—	—
Commercial & industrial	—	—	—	—	53,514	53,514	—	—
Single family residential (1-4 units)	1,403	154	546	2,103	497,259	499,362	—	4,313
Consumer non-real estate and other	—	4	—	4	3,462	3,466	—	—
Total	$1,403	$158	$546	$2,107	$1,885,114	$1,887,221	$—	$5,497

	December 31, 2021
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$19,531	$19,531	$1,012,110	$1,031,641	$—	$19,594
Owner-occupied commercial real estate	121	—	820	941	124,672	125,613	—	1,399
Acquisition, construction & development	—	—	—	—	109,518	109,518	—	—
Commercial & industrial	21	—	—	21	58,797	58,818	—	—
Single family residential (1-4 units)	365	—	649	1,014	414,580	415,594	—	5,268
Consumer non-real estate and other	—	—	—	—	3,889	3,889	—	—
Total	$507	$—	$21,000	$21,507	$1,723,566	$1,745,073	$—	$26,261

Financing Receivable Credit Quality Indicators
The following table presents the amortized cost basis of the loan portfolio, by year of origination, loan class, and credit quality, as of March 31, 2023 (in thousands):

	Term Loans
	2023	2022	2021	2020	2019	Prior	Revolving Loans	Total
Commercial real estate
Pass	$51,800	$282,900	$214,098	$15,998	$76,014	$403,273	$4,309	$1,048,392
Special Mention	—	—	—	8,433	5,302	40,929	—	54,664
Substandard	—	600	2,351	—	7,569	40,634	—	51,154
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$51,800	$283,500	$216,449	$24,431	$88,885	$484,836	$4,309	$1,154,210

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Owner-occupied commercial real estate
Pass	$823	$30,039	$9,857	$15,463	$13,686	$49,753	$2,385	$122,006
Special Mention	—	—	—	—	—	1,947	—	1,947
Substandard	—	293	—	—	—	1,411	—	1,704
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$823	$30,332	$9,857	$15,463	$13,686	$53,111	$2,385	$125,657

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Acquisition, construction & development
Pass	$1,275	$28,498	$10,995	$—	$9,260	$1,398	$1,360	$52,786
Special Mention	—	—	—	—	807	22,093	—	22,900
Substandard	—	—	—	—	—	24,200	—	24,200
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$1,275	$28,498	$10,995	$—	$10,067	$47,691	$1,360	$99,886

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Commercial & industrial
Pass	$7,877	$18,402	$8,943	$603	$55	$1,769	$12,452	$50,101
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$7,877	$18,402	$8,943	$603	$55	$1,769	$12,452	$50,101

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Single family residential (1-4 units)
Pass	$32,061	$129,294	$62,952	$33,281	$42,540	$154,070	$62,451	$516,649
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	263	—	1,863	—	2,126
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$32,061	$129,294	$62,952	$33,544	$42,540	$155,933	$62,451	$518,775

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Consumer non-real estate and other
Pass	$376	$310	$183	$322	$460	$423	$1,035	$3,109
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$376	$310	$183	$322	$460	$423	$1,035	$3,109

Current period gross charge-offs	$—	$17	$—	$—	$—	$—	$—	$17
The value of outstanding loans by credit quality indicators as of December 31, 2022 were as follows (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2022
Commercial real estate	$1,011,025	$62,907	$35,383	$—	$—	$1,109,315
Owner-occupied commercial real estate	121,621	1,963	3,530	—	—	127,114
Acquisition, construction & development	68,220	836	25,394	—	—	94,450
Commercial & industrial	53,273	—	241	—	—	53,514
Single family residential (1-4 units)	494,994	55	4,313	—	—	499,362
Consumer non-real estate and other	3,466	—	—	—	—	3,466
Total	$1,752,599	$65,761	$68,861	$—	$—	$1,887,221

The following table presents the amortized cost basis of the loan portfolio, by year of origination, loan class, and credit quality, as of June 30, 2023 (in thousands):

	Term Loans
	2023	2022	2021	2020	2019	Prior	Revolving Loans	Total
Commercial real estate
Pass	$109,677	$268,807	$170,100	$15,736	$75,506	$422,563	$4,975	$1,067,364
Special Mention	—	15,000	44,873	8,398	1,266	2,306	—	71,843
Substandard	—	600	2,351	—	7,516	49,166	—	59,633
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$109,677	$284,407	$217,324	$24,134	$84,288	$474,035	$4,975	$1,198,840

Year to date gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Owner-occupied commercial real estate
Pass	$2,569	$29,761	$9,622	$15,225	$13,021	$44,538	$4,535	$119,271
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	539	—	—	—	4,656	—	5,195
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$2,569	$30,300	$9,622	$15,225	$13,021	$49,194	$4,535	$124,466

Year to date gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Acquisition, construction & development
Pass	$2,941	$26,843	$14,504	$—	$—	$23,960	$1,610	$69,858
Special Mention	—	—	—	—	779	—	—	779
Substandard	—	—	—	—	—	22,093	—	22,093
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$2,941	$26,843	$14,504	$—	$779	$46,053	$1,610	$92,730

Year to date gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Commercial & industrial
Pass	$19,732	$17,575	$8,041	$523	$41	$1,595	$11,635	$59,142
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$19,732	$17,575	$8,041	$523	$41	$1,595	$11,635	$59,142

Year to date gross charge-offs	$—	$—	$—	$29	$—	$—	$—	$29

Single family residential (1-4 units)
Pass	$55,068	$130,556	$61,981	$32,645	$41,566	$148,187	$51,084	$521,087
Special Mention	—							—
Substandard	—	—	291	252	—	1,314	—	1,857
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$55,068	$130,556	$62,272	$32,897	$41,566	$149,501	$51,084	$522,944

Year to date gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Consumer non-real estate and other
Pass	$227	$270	$161	$248	$435	$397	$1,109	$2,847
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$227	$270	$161	$248	$435	$397	$1,109	$2,847

Year to date gross charge-offs	$92	$—	$—	$—	$—	$—	$—	$92
The value of outstanding loans by credit quality indicators as of December 31, 2022 were as follows (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2022
Commercial real estate	$1,011,025	$62,907	$35,383	$—	$—	$1,109,315
Owner-occupied commercial real estate	121,621	1,963	3,530	—	—	127,114
Acquisition, construction & development	68,220	836	25,394	—	—	94,450
Commercial & industrial	53,273	—	241	—	—	53,514
Single family residential (1-4 units)	494,994	55	4,313	—	—	499,362
Consumer non-real estate and other	3,466	—	—	—	—	3,466
Total	$1,752,599	$65,761	$68,861	$—	$—	$1,887,221

Loans by credit quality indicators as of December 31, 2022 and 2021 were as follows (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2022
Commercial real estate	$1,011,025	$62,907	$35,383	$—	$—	$1,109,315
Owner-occupied commercial real estate	121,621	1,963	3,530	—	—	127,114
Acquisition, construction & development	68,220	836	25,394	—	—	94,450
Commercial & industrial	53,273	—	241	—	—	53,514
Single family residential (1-4 units)	494,994	55	4,313	—	—	499,362
Consumer non-real estate and other	3,466	—	—	—	—	3,466
Total	$1,752,599	$65,761	$68,861	$—	$—	$1,887,221

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2021
Commercial real estate	$868,787	$75,397	$87,457	$—	$—	$1,031,641
Owner-occupied commercial real estate	122,065	2,149	1,399	—	—	125,613
Acquisition, construction & development	72,895	36,623	—	—	—	109,518
Commercial & industrial	58,763	55	—	—	—	58,818
Single family residential (1-4 units)	410,227	99	5,268	—	—	415,594
Consumer non-real estate and other	3,889	—	—	—	—	3,889
Total	$1,536,626	$114,323	$94,124	$—	$—	$1,745,073